INTANGIBLE ASSETS, NET AND GOODWILL (Details) ₫ in Millions	12 Months Ended
	Dec. 31, 2023 VND (₫)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 VND (₫)	Dec. 31, 2021 VND (₫)	Dec. 31, 2023 USD ($)
INTANGIBLE ASSETS, NET AND GOODWILL
Cost	₫ 5,876,138		₫ 5,772,842
Accumulated amortization	(4,584,418)		(4,311,771)
Net carrying value	1,291,720		1,461,071		$ 54,123,858
Amortization of intangible assets	466,454	$ 19,544,708	2,341,850	₫ 897,562
License
INTANGIBLE ASSETS, NET AND GOODWILL
Cost	3,690,720		3,903,095
Accumulated amortization	(3,690,720)		(3,698,305)
Net carrying value			204,790
Software
INTANGIBLE ASSETS, NET AND GOODWILL
Cost	2,046,815		1,442,065
Accumulated amortization	(887,418)		(608,416)
Net carrying value	₫ 1,159,397		₫ 833,649		$ 48,579,444
Weighted-average remaining useful life	53 months		43 months	48 months	53 months
Purchased software under development phase
INTANGIBLE ASSETS, NET AND GOODWILL
Cost	₫ 120,157		₫ 410,506
Net carrying value	120,157		410,506		$ 5,034,652
Others
INTANGIBLE ASSETS, NET AND GOODWILL
Cost	18,446		17,176
Accumulated amortization	(6,280)		(5,050)
Net carrying value	₫ 12,166		₫ 12,126		$ 509,763